Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.
PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Buildings(1)	865,447	865,447
Leasehold and buildings improvement	69,706	71,526
Electronic and office equipment	38,473	37,428
Total cost	973,626	974,401
Less: Accumulated depreciation	(159,843)	(187,731)
Property and equipment, net	813,783	786,670

(1)
In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. In 2018, the Group purchased one building in Wuhan (Building D) and the cost of Building D was RMB385,176. To purchase these buildings, the Group obtained mortgage loans with the total amount of RMB321,540 from PRC banks in 2018 and 2021 (Note 12).

Depreciation expenses were RMB36,361, RMB45,371 and RMB29,125 for the years ended December 31, 2021, 2022 and 2023, respectively.